ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Apr. 30, 2023
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 7 – ACCRUED LIABILITIES AND OTHER PAYABLES

At April 30, 2023 and October 31, 2022, accrued liabilities and other payables consisted of the following:

	April 30, 2023	October 31, 2022
Accrued professional service fees	$311,417	$310,476
Other	71,478	74,417
	$382,895	$384,893